NOTE 17 CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 17 CONVERTIBLE DEBENTURES
Disclosure of detailed information about convertible debentures
	2020	2019	2018
	$	$	$
Balance, beginning of period	427,320	274,466	1,835,225
Proceeds from Issuance of convertible debentures	-	753,491	442,437
Amount allocated to conversion option	-	(753,491)	(172,386)
Amount converted to units	(732,796)	-	(2,129,728)
Unrealized foreign exchange (gain) loss	(23,378)	5,564	-
Interest expense	16,008	45,112	57,397
Accretion expense	312,846	102,178	241,521
Balance, end of period	-	427,320	274,466

Conversion feature
	2020	2019	2018
	$	$	$
Balance, beginning of period	2,795	22,565	1,038,562
Amount allocated to conversion option	-	753,491	172,386
Amount converted to units	-	(189,735)	(298,247)
Gain on change in fair value of conversion feature	(2,795)	(583,526)	(890,136)
Balance, end of period	-	2,795	22,565

Fair value of the conversion feature
Grant Date	Expected Life (years)	Unit Price	Expected Volatility	Expected dividend yield	Risk-Free Rate	Fair Value
December 31, 2019	0.25 -0.34	$0.03(C$0.04)	100.0%	0%	1.71%	$2,795